Costs and ExpensesBy Nature (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
Schedule of costs and expenses by nature
	Cost
	of goods and	Administrative
	services	expenses	Total
2019
Salaries, wages and fringe benefits (i)	951,455	117,426	1,068,881
Services provided by third-parties	1,447,294	58,728	1,506,022
Purchase of goods	855,743	-	855,743
Other management charges	174,678	27,708	202,386
Depreciation (ii)	95,445	1,907	97,352
Amortization (Note 17)	99,589	5,689	105,278
Impairment of accounts receivable (iii)	8,183	-	8,183
Taxes	6,941	2,450	9,391
Impairment of property, plant and equipment	3,907	-	3,907
Impairment of investments	255	-	255
Inventory recovery	(249)	-	(249)
	3,643,241	213,908	3,857,149

	Cost
	of goods and	Administrative
	services	expenses	Total
2020
Salaries, wages and fringe benefits (i)	946,631	75,677	1,022,308
Services provided by third-parties	949,545	33,411	982,956
Purchase of goods	565,052	-	565,052
Other management charges	158,929	14,322	173,251
Depreciation (ii)	79,732	6,393	86,125
Amortization (Note 17)	93,135	4,138	97,273
Impairment of accounts receivable (iii)	32,215	4	32,219
Taxes	5,956	68	6,024
Recovery of property, plant and equipment	4,950	-	4,950
Impairment of investments	38	-	38
Inventory recovery	(30)	-	(30)
	2,836,153	134,013	2,970,166

	Cost
	of goods and	Administrative
	services	expenses	Total
2021
Salaries, wages and fringe benefits (i)	1,297,352	97,682	1,395,034
Services provided by third-parties	1,118,929	56,462	1,175,391
Purchase of goods	705,000	43	705,043
Other management charges	222,648	16,203	238,851
Depreciation (ii)	82,063	5,425	87,488
Amortization (Note 17)	101,578	3,642	105,220
Impairment of accounts receivable (iii)	9,420	2	9,422
Taxes	5,691	154	5,845
Impairment of property, plant and equipment	5,679	-	5,679
Impairment of inventory	2,984	-	2,984
	3,551,344	179,613	3,730,957

Schedule of salaries, wages and fringe benefits comprise
	2019	2020	2021

Salaries	786,346	756,873	1,068,013
Statutory gratification	88,369	85,010	96,612
Social contributions	61,533	57,225	75,395
Employee’s severance indemnities	49,944	55,523	66,827
Vacations	39,298	39,499	49,409
Workers’ profit sharing (Note 25)	6,340	2,170	8,888
Others	37,051	26,008	29,890
	1,068,881	1,022,308	1,395,034

Schedule of depreciation comprises
	Cost
	of goods and	Administrative
	services	expenses	Total
2019
Property, plant and equipment (Note 16.2)	70,368	1,670	72,038
Right-of-use assets (Note 16.3)	22,721	237	22,958
Investment property (Note 16.1)	2,356	-	2,356
	95,445	1,907	97,352
2020
Property, plant and equipment (Note 16.2)	66,479	5,432	71,911
Right-of-use assets (Note 16.3)	10,840	961	11,801
Investment property (Note 16.1)	2,413	-	2,413
	79,732	6,393	86,125
2021
Property, plant and equipment (Note 16.2)	60,230	4,610	64,840
Right-of-use assets (Note 16.3)	17,517	815	18,332
Investment property (Note 16.1)	4,316	-	4,316
	82,063	5,425	87,488

Schedule of impairment of accounts receivable
	2019	2020	2021
Trade accounts receivables (Note 10)	955	19,772	1,061
Other accounts receivable (Note 13.i)	5,704	12,318	1,177
Accounts receivable from related parties	1,524	129	7,184
	8,183	32,219	9,422